Fair Value Measurement (Tables)	3 Months Ended
Mar. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value

The Company’s assets and liabilities that are measured at fair value as of March 31, 2018 and December 31, 2017 are classified in the tables below in one of the three categories described above:

	March 31,	December 31,
	2018	2017
Money market and mutual funds (1) - Level 1	$22,193	$26,127
Short-term investment - Level 2	-	36,001
Other - Level 3	-	-

(1)	Included in cash and cash equivalents on the consolidated balance sheets. The carrying amount is a reasonable estimate of fair value.

Summary of Changes in Fair Value of Warrants for Preferred Shares

The table below sets forth a summary of the changes in the fair value of the warrants for preferred shares classified as Level 3:

	Three months ended March 31,
	2018	2017
Balance at the beginning of the period	$—	$3,612
Changes in fair value during the period	—	(109)
Balance at end of the period	$—	$3,503